Significant judgments and sources of estimation uncertainties - Percentage of Accounts Receivable (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Major customers
Number of single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable	0
Percentage of trade accounts and other receivables from unrelated parties	100.00%	100.00%
Interest on income tax per month	0.375%
U.S. Government health care programs
Major customers
Percentage of trade accounts and other receivables from unrelated parties	32.00%	30.00%
U.S. commercial payors
Major customers
Percentage of trade accounts and other receivables from unrelated parties	15.00%	14.00%
U.S. hospitals
Major customers
Percentage of trade accounts and other receivables from unrelated parties	4.00%	5.00%
Self-pay of U.S. patients
Major customers
Percentage of trade accounts and other receivables from unrelated parties	2.00%	3.00%
Other North America Segment payors
Major customers
Percentage of trade accounts and other receivables from unrelated parties	3.00%	2.00%
Product customers and health care payors outside the North America Segment
Major customers
Percentage of trade accounts and other receivables from unrelated parties	44.00%	46.00%